SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2017
SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE [Abstract]
Reconciliation of basic and diluted loss per share
A reconciliation of basic and diluted net income per common share for the years ended December 31 follows:
	2017	2016	2015
	(In thousands, except per share amounts)
Net income	$20,475	$22,766	$20,017

Weighted average shares outstanding (1)	21,327	21,378	22,716
Effect of stock options	142	151	119
Stock units for deferred compensation plan for non-employee directors	121	115	112
Performance share units	60	48	—
Restricted stock units	—	35	233
Weighted average shares outstanding for calculation of diluted earnings per share	21,650	21,727	23,180

Net income per common share
Basic (1)	$0.96	$1.06	$0.88
Diluted	$0.95	$1.05	$0.86

(1)	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.